February 1, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	City National Rochdale Funds (File No. 333–16093) Filing Pursuant to Rule 497(j) Under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of our client, City National Rochdale Funds (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter certifying that the Prospectus and Statement of Additional Information dated January 31, 2016 that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 76, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001398344-16-009244 on January 28, 2016.

Please do not hesitate to contact me at (714) 830-0679 or Michael Glazer at (213) 680-6646 should you have any questions.

Sincerely,

/s/ Laurie A. Dee
Laurie A. Dee

Morgan, Lewis & Bockius llp 600 Anton Boulevard Suite 1800 Costa Mesa, CA 92626-7653 United States	+1.213.680.6400 +1.213.612.2501